UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Annual report for the year ended August 31, 2021

We believe in
discovering long-term
growth opportunities
around the world on
behalf of our investors

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	30.29%	20.00%	18.41%
Class A shares (reflecting 5.75% maximum sales charge)	22.52	18.34	17.45

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.61% for Class A shares as of the prospectus dated November 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

16	Financial statements

42	Board of trustees and other officers

Fellow investors

In the wake of 2020, this year presented its own set of peaks and valleys. After a decline early in the period, the market subsequently rose strongly the last 10 months of the fiscal year. Sometimes it was growth stocks and sometimes it was cyclical stocks driving the upward move. The Growth Fund of America produced a total return of 29.76% for the 12-month period ended August 31, 2021. This reinforces that the fund’s flexibility and long-term focus has allowed it to flourish even in uncertain times. This return includes dividends totaling 17 cents a share, as well as a capital gains payment of nearly $2.74 a share, made on December 18, 2020.

By way of comparison, the unmanaged Standard & Poor’s 500 Composite Index, a broad-based representation of the U.S. equity market and the fund’s primary benchmark, returned 31.17% for the same period.

Considering the environment, the fund’s managers are pleased with these results and continue to remain focused on the long-term view.

During this period, we saw both ups and downs. On the upside, there was a strong recovery in earnings as the economy reopened and companies got back to work. The COVID-19 pandemic waned for a while, then roared back to life with the Delta variant, but companies’ earnings have continued to grow throughout. The U.S. Federal Reserve, through loose monetary policy, is keeping rates low, and the U.S. Treasury is distributing stimulus checks, both of which helped keep the economy humming along, and gave valuation support. On the downside, we saw growing concern about potential inflation, and the meteoric rise of “meme stocks” and other retail investor behavior that historically has been more common

Results at a glance

For periods ended August 31, 2021, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class F-2 shares)[2]	29.76%	21.19%	17.75%	14.45%
The Growth Fund of America (Class A shares)	29.49	20.94	17.49	14.20
Standard & Poor’s 500 Composite Index[3]	31.17	18.02	16.34	11.58

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Growth Fund of America	1

near the top of a market cycle rather than the bottom. The fund’s managers continue to research and discuss these issues at length.

Investment results analysis

The Growth Fund of America’s investment professionals continue to seek out investments with the potential to provide long-term growth to our shareholders. We remain committed to our process, which centers on deep fundamental research, and a disciplined approach to valuation.

Most of the fund’s top 10 holdings provided strong returns for the year, including Tesla with a 47.6% return. Tesla is the leading electric vehicle manufacturer in the U.S. The information technology sector contributed the most to the fund’s returns on a relative basis. As part of this sector, Netherlands-based semiconductor manufacturer ASML enjoyed a 123.3% return while Taiwan-based TSMC climbed 53.7%.

Among the detractors to the fund’s results was Netflix with a 7.5% return. This digital streaming service is a large holding that has had positive results over time but lost ground this past year. Still, the fund’s managers have not lost conviction in it for the future.

Also detracting on a relative basis were the health care and financial sectors. In health care, the culprit was biotechnology, and the largest detractor was Vertex Pharmaceuticals falling 28.2%. In financials, the government-sponsored mortgage companies Fannie Mae and Freddie Mac were especially weak, declining 66.3% and 69.0%, respectively.

As of August 31, 2021, 2.8% of the fund’s portfolio was held in cash, and cash equivalents. Even though 2.8% isn’t very high — in fact it is historically low — it did have a detrimental effect on returns in this strong up market. This amount is never predetermined, but rather reflects the aggregate amount of cash each manager feels is appropriate for their particular portfolio. Cash offers the overall fund a degree of resiliency against market volatility, and gives each manager the means to take advantage of investment opportunities when they arise, without the friction of selling something first.

The road ahead

The world hasn’t seen anything like the current pandemic in more than 100 years. It was an amazing achievement to produce vaccines that work well against the virus in such a short time, and to see them continue to work well as variants arise. But we wouldn’t be surprised to see effects of the virus continue to wax and wane for some period as we learn to live with it.

In the upcoming year, investors will keep an eye on Fed-related issues. There’s investor concern about when the Fed will want to reduce the stimulation they’ve been providing by “tapering” their

2	The Growth Fund of America

bond-buying program, but it’s not clear that it would have a negative effect on the market even when they do. Inflation is also on the minds of many investors, specifically whether it will be a temporary or sustained issue for the U.S. It appears that “owner equivalent rents” (derived from property prices and rental rates) could cause a sustained rise in the calculated inflation numbers but other potential factors, such as ocean shipping rates and raw material prices may eventually recede. This tug-of-war will be watched closely.

We continue to firmly believe that our time-tested, long-term investment approach, based on deep research and robust debate with an eye on valuation, will continue to deliver positive results for our investors.

As always, we appreciate your support for The Growth Fund of America, and look forward to reporting to you once again in six months.

Cordially,

Christopher D. Buchbinder
Co-President

Donald D. O’Neal
Co-President

Anne-Marie Peterson
Co-President

October 12, 2021

For current information about the fund, visit capitalgroup.com.

The Growth Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended August 31, 2021)*

	1 year	5 years	10 years
Class F-2 shares	29.76%	21.19%	17.75%
Class A shares*	22.06	19.52	16.79

Assumes payment of the maximum 5.75% sales charge.

$6,000,000
3,000,000
1,000,000
600,000
300,000
100,000
60,000
30,000
10,000
7,000
Year ended August 31
1974[4]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment1; thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[4]	For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through August 31, 1974.

4	The Growth Fund of America

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in Class F-2 and Class A shares of The Growth Fund of America grew from December 1, 1973, to August 31, 2021. As you can see, the investment grew to $6,285,988 or $5,336,359, respectively, with all distributions reinvested.

The Growth Fund of America	5

Investment portfolio August 31, 2021

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.69%
Alphabet	5.51
Facebook	5.32
Tesla	5.27
Netflix	4.76
Amazon	4.36
UnitedHealth Group	1.95
ASML	1.85
Broadcom	1.66
Taiwan Semiconductor Manufacturing	1.32

Common stocks 96.75%	Shares	Value (000)
Information technology 24.80%
Microsoft Corp.	54,693,909	$16,510,997
ASML Holding NV	3,836,704	3,191,518
ASML Holding NV (New York registered) (ADR)	2,622,829	2,184,921
Broadcom, Inc.	9,696,480	4,821,187
Taiwan Semiconductor Manufacturing Company, Ltd.	126,535,000	2,803,417
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,643,780	1,028,696
PayPal Holdings, Inc.[1]	13,251,286	3,825,116
Mastercard, Inc., Class A	10,025,895	3,471,266
Shopify, Inc., Class A, subordinate voting shares[1]	1,719,500	2,621,859
ServiceNow, Inc.[1]	3,996,537	2,572,331
MongoDB, Inc., Class A1,2	4,962,996	1,944,651
RingCentral, Inc., Class A1	7,450,195	1,879,386
Applied Materials, Inc.	13,260,065	1,791,833
Advanced Micro Devices, Inc.[1]	14,521,815	1,607,855
Atlassian Corp. PLC, Class A1	3,533,918	1,297,160
Autodesk, Inc.[1]	4,086,767	1,267,265
Square, Inc., Class A1	4,448,013	1,192,379
Visa, Inc., Class A	5,101,073	1,168,656
Adobe, Inc.[1]	1,659,578	1,101,462
Micron Technology, Inc.	14,451,782	1,065,096
Bill.Com Holdings, Inc.[1]	3,439,270	943,701
Motorola Solutions, Inc.	3,557,902	868,911
Okta, Inc., Class A1	3,168,669	835,261
CrowdStrike Holdings, Inc., Class A1	2,607,015	732,571
EPAM Systems, Inc.[1]	854,403	540,675
Fiserv, Inc.[1]	4,326,843	509,659
Trimble, Inc.[1]	5,272,313	496,757
Keyence Corp.	768,100	461,705
Ceridian HCM Holding, Inc.[1]	3,987,631	448,010
Apple, Inc.	2,739,714	415,971
Cree, Inc.[1]	4,376,928	371,951
MicroStrategy, Inc., Class A1,3	519,085	360,401
Tyler Technologies, Inc.[1]	738,727	358,800
Lam Research Corp.	589,221	356,373
Affirm Holdings, Inc., Class A1	3,474,815	334,764
Cognizant Technology Solutions Corp., Class A	4,278,294	326,477
Snowflake, Inc., Class A1	1,035,899	315,276
Nice, Ltd. (ADR)	1,011,509	294,046
Fidelity National Information Services, Inc.	2,281,787	291,544
Zscaler, Inc.[1]	1,013,425	282,077
Zendesk, Inc.[1]	2,228,153	275,400
Enphase Energy, Inc.[1]	1,542,405	267,962
SentinelOne, Inc., Class A1	3,769,824	241,005
NetApp, Inc.	2,646,228	235,329
DocuSign, Inc.[1]	768,009	227,515
Paycom Software, Inc.[1]	448,597	219,319
Elastic NV, non-registered shares[1]	1,349,493	215,312
Jack Henry & Associates, Inc.	1,074,737	189,562

6	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NortonLifeLock, Inc.	6,442,469	$171,112
Samsung Electronics Co., Ltd.	2,528,057	167,236
SS&C Technologies Holdings, Inc.	2,179,700	164,916
Accenture PLC, Class A	481,700	162,121
Datadog, Inc., Class A1	1,137,404	156,734
Cloudflare, Inc., Class A1	1,196,876	144,511
Zoom Video Communications, Inc., Class A1	473,007	136,935
ON Semiconductor Corp.[1]	2,802,376	124,313
Intel Corp.	2,274,916	122,982
Qualtrics International, Inc., Class A1,3	2,532,107	114,654
TELUS International (Cda), Inc., subordinate voting shares[1]	3,301,088	110,388
Alteryx, Inc., Class A1	1,432,150	105,936
Monday.com, Ltd.[1]	272,371	103,327
Qorvo, Inc.[1]	522,475	98,241
Vontier Corp.	2,598,303	94,500
Zebra Technologies Corp., Class A1	158,112	92,839
VeriSign, Inc.[1]	418,815	90,573
MKS Instruments, Inc.	592,685	87,231
Concentrix Corp.[1]	496,966	86,169
Keysight Technologies, Inc.[1]	479,892	86,083
Lightspeed Commerce, Inc. SV, subordinate voting shares[1]	527,983	58,701
Lightspeed Commerce, Inc. SV, subordinate voting shares (CAD denominated)[1]	190,200	21,115
NVIDIA Corp.	285,300	63,864
Confluent, Inc., Class A1,3	1,123,306	62,804
Smartsheet, Inc., Class A1	741,608	59,010
Kulicke and Soffa Industries, Inc.	833,792	58,524
GoDaddy, Inc., Class A1	787,974	57,766
NXP Semiconductors NV	244,546	52,609
Stripe, Inc., Class B1,4,5,6	1,123,404	51,373
Palo Alto Networks, Inc.[1]	78,098	36,006
Arista Networks, Inc.[1]	88,111	32,560
Amadeus IT Group SA, Class A, non-registered shares[1]	527,334	32,203
Appfolio, Inc., Class A1	260,355	30,748
QUALCOMM, Inc.	206,189	30,246
CDK Global, Inc.	535,894	22,293
Twilio, Inc.[1]	60,161	21,475
Guidewire Software, Inc.[1]	164,604	19,499
CCC Intelligent Solutions Holdings, Inc.[1,4,7]	1,480,590	16,660
Blend Labs, Inc., Class A1	247,500	4,007
		71,915,649

Consumer discretionary 20.51%
Tesla, Inc.[1]	20,756,469	15,270,949
Amazon.com, Inc.[1]	3,639,445	12,631,749
Home Depot, Inc.	6,883,947	2,245,406
Royal Caribbean Cruises, Ltd.[1,2]	23,282,784	1,926,185
MercadoLibre, Inc.[1]	971,851	1,814,883
Caesars Entertainment, Inc.[1,2]	16,457,859	1,672,612
NIKE, Inc., Class B	9,864,566	1,625,089
General Motors Company[1]	30,885,981	1,513,722
Peloton Interactive, Inc., Class A1	13,405,640	1,343,111
LVMH Moët Hennessy-Louis Vuitton SE	1,699,807	1,258,017
Airbnb, Inc., Class A1	7,799,282	1,208,811
Chipotle Mexican Grill, Inc.[1]	627,753	1,194,821
Burlington Stores, Inc.[1,2]	3,704,273	1,109,393
Flutter Entertainment PLC (EUR denominated)[1]	2,997,827	581,759
Flutter Entertainment PLC[1]	2,264,670	440,543
NVR, Inc.[1,2]	181,439	939,843
D.R. Horton, Inc.	9,443,146	902,954
Hilton Worldwide Holdings, Inc.[1]	6,558,931	818,948
Booking Holdings, Inc.[1]	329,421	757,560
Evolution AB	4,354,986	701,687
Darden Restaurants, Inc.	4,321,304	651,005
Aptiv PLC[1]	4,134,905	629,291
DoorDash, Inc., Class A1	3,269,724	625,825
Dollar General Corp.	2,601,081	579,807
Wayfair, Inc., Class A1,3	1,790,789	502,764
Hermès International	332,032	487,902

The Growth Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Starbucks Corp.	3,638,010	$427,430
Mattel, Inc.[1,2]	19,543,010	417,243
Moncler SpA	6,379,239	408,250
Floor & Decor Holdings, Inc., Class A1	2,513,295	309,889
YETI Holdings, Inc.[1]	3,047,664	302,755
Mercari, Inc.[1,3]	6,088,200	301,048
lululemon athletica, inc.[1]	673,425	269,485
Vail Resorts, Inc.[1]	873,035	266,145
EssilorLuxottica	1,341,101	263,274
Xpeng, Inc., Class A (ADR)[1]	5,518,715	234,545
Lennar Corp., Class A	2,161,795	231,982
eBay, Inc.	3,000,000	230,220
Norwegian Cruise Line Holdings, Ltd.[1]	8,046,975	207,934
Etsy, Inc.[1]	954,702	206,464
Aramark	4,953,493	172,332
Kering SA	199,519	158,782
Domino’s Pizza, Inc.	279,653	144,550
Industria de Diseño Textil, SA	4,025,859	137,425
Las Vegas Sands Corp.[1]	3,000,000	133,830
DraftKings, Inc., Class A1	2,244,107	133,053
Adient PLC[1]	2,735,000	107,595
Carvana Co., Class A1	314,721	103,247
Arrival Group[1,3]	7,933,116	93,373
Helen of Troy, Ltd.[1]	389,645	93,199
Dollar Tree Stores, Inc.[1]	1,014,926	91,891
Wynn Resorts, Ltd.[1]	890,537	90,559
LGI Homes, Inc.[1]	562,130	90,126
Toll Brothers, Inc.	1,304,859	83,589
Cie. Financière Richemont SA, Class A	694,812	76,632
Restaurant Brands International, Inc.	1,150,231	73,856
Pool Corp.	129,435	63,980
YUM! Brands, Inc.	478,725	62,727
Marriott International, Inc., Class A1	330,237	44,628
		59,466,674

Communication services 19.44%
Alphabet, Inc., Class C1	3,232,479	9,404,057
Alphabet, Inc., Class A1	2,265,382	6,555,902
Facebook, Inc., Class A1	40,650,914	15,422,144
Netflix, Inc.[1,2]	24,232,102	13,792,670
Charter Communications, Inc., Class A1	4,116,315	3,361,630
Comcast Corp., Class A	30,263,172	1,836,369
Activision Blizzard, Inc.	14,077,411	1,159,556
Snap, Inc., Class A1	12,545,982	954,875
Yandex NV, Class A1	9,453,860	727,002
Tencent Holdings, Ltd.	8,165,200	505,191
T-Mobile US, Inc.[1]	2,296,966	314,730
Zillow Group, Inc., Class C, nonvoting shares[1]	1,977,608	189,396
Zillow Group, Inc., Class A1	968,075	92,548
ZoomInfo Technologies, Inc., Class A1	3,147,106	205,160
Iridium Communications, Inc.[1]	4,450,320	198,084
Electronic Arts, Inc.	1,308,252	189,971
Pinterest, Inc., Class A1	3,300,431	183,405
Walt Disney Company[1]	922,592	167,266
SoftBank Group Corp.	2,455,200	137,941
New York Times Co., Class A	2,651,840	134,660
Match Group, Inc.[1]	918,052	126,177
Bumble, Inc., Class A1,3	2,139,581	116,607
ROBLOX Corp., Class A1	1,247,582	102,364
Sea, Ltd., Class A (ADR)[1]	289,816	98,051
Epic Games, Inc.[1,4,5,6]	84,249	86,412
Liberty Broadband Corp., Class C, nonvoting shares[1]	369,204	70,636
Live Nation Entertainment, Inc.[1]	797,649	69,156
Frontier Communications Parent, Inc.[1]	2,175,733	64,075
Playtika Holding Corp.[1]	2,402,897	63,412
Bilibili, Inc., Class Z (ADR)[1]	180,068	14,447
Bilibili, Inc., Class Z1	180,100	13,894
		56,357,788

8	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Health care 12.48%
UnitedHealth Group, Inc.	13,586,721	$5,655,744
Thermo Fisher Scientific, Inc.	5,715,075	3,171,581
Abbott Laboratories	21,047,496	2,659,772
Regeneron Pharmaceuticals, Inc.[1]	2,680,686	1,805,174
NovoCure, Ltd.[1,2]	9,436,964	1,266,535
Vertex Pharmaceuticals, Inc.[1]	6,119,342	1,225,643
Intuitive Surgical, Inc.[1]	1,055,774	1,112,321
Insulet Corp.[1,2]	3,496,876	1,041,405
Seagen, Inc.[1]	6,112,082	1,024,385
Centene Corp.[1]	14,759,479	929,552
Edwards Lifesciences Corp.[1]	7,897,849	925,470
Biohaven Pharmaceutical Holding Co., Ltd.[1,2]	5,787,769	759,587
Zoetis, Inc., Class A	3,711,537	759,232
BioMarin Pharmaceutical, Inc.[1]	8,870,611	746,994
Stryker Corp.	2,595,651	719,255
Eli Lilly and Company	2,432,928	628,401
DexCom, Inc.[1]	1,026,262	543,324
Oak Street Health, Inc.[1]	11,271,418	526,713
ResMed, Inc.	1,792,823	520,869
PerkinElmer, Inc.	2,790,919	515,762
Teladoc Health, Inc.[1]	3,484,757	503,269
Illumina, Inc.[1]	1,082,883	495,051
Humana, Inc.	1,190,601	482,693
Danaher Corp.	1,452,172	470,736
Catalent, Inc.[1]	3,421,312	446,276
Moderna, Inc.[1]	1,122,071	422,673
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	41,982,895	395,479
Molina Healthcare, Inc.[1]	1,402,293	376,894
Novo Nordisk A/S, Class B	3,334,933	332,371
Allakos, Inc.[1,2]	3,554,916	316,956
QIAGEN NV1	5,440,975	303,715
Novavax, Inc.[1]	1,214,853	289,791
Gilead Sciences, Inc.	3,978,401	289,548
Zimmer Biomet Holdings, Inc.	1,921,961	289,159
Exact Sciences Corp.[1]	2,751,196	287,170
Twist Bioscience Corp.[1,2]	2,523,864	285,727
Ultragenyx Pharmaceutical, Inc.[1]	2,801,792	269,784
Guardant Health, Inc.[1]	2,091,613	266,200
CVS Health Corp.	3,050,000	263,489
Mettler-Toledo International, Inc.[1]	151,938	235,934
Cortexyme, Inc.[1,2,3]	2,426,083	233,632
Cigna Corp.	949,906	201,048
Penumbra, Inc.[1]	721,352	198,336
Amgen, Inc.	788,035	177,725
Allogene Therapeutics, Inc.[1,2]	7,292,408	173,924
Vir Biotechnology, Inc.[1]	3,136,197	161,640
Syneos Health, Inc., Class A1	1,641,548	152,303
BeiGene, Ltd. (ADR)[1]	383,003	118,080
BeiGene, Ltd.[1,3]	830,100	19,681
Sarepta Therapeutics, Inc.[1]	1,624,439	126,901
CRISPR Therapeutics AG1	872,851	109,063
Verily Life Sciences LLC[1,4,5,6]	673,374	100,548
Inari Medical, Inc.[1]	1,205,500	98,682
Daiichi Sankyo Company, Ltd.	3,763,000	89,427
Chemed Corp.	172,234	82,104
R1 RCM, Inc.[1]	4,001,281	78,905
AstraZeneca PLC	634,335	74,252
Pfizer, Inc.	1,551,740	71,489
Pacific Biosciences of California, Inc.[1]	1,853,898	58,045
AbCellera Biologics, Inc.[1,3]	3,109,716	52,181
Applied Molecular Transport, Inc.[1,3]	1,454,200	43,728
Acerta Pharma BV1,4,5,6	273,779,325	38,521
Alnylam Pharmaceuticals, Inc.[1]	179,567	36,170
Neurocrine Biosciences, Inc.[1]	335,780	31,966
Anthem, Inc.	84,248	31,604
TG Therapeutics, Inc.[1]	730,935	19,786

The Growth Fund of America	9

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Adaptive Biotechnologies Corp.[1]	539,639	$19,600
Global Blood Therapeutics, Inc.[1]	548,313	15,731
Sana Biotechnology, Inc.[1]	588,664	14,122
		36,189,828

Industrials 7.70%
Carrier Global Corp.[2]	46,697,510	2,689,777
CSX Corp.	72,756,592	2,366,772
TransDigm Group, Inc.[1]	2,345,939	1,425,088
Caterpillar, Inc.	6,575,473	1,386,570
Old Dominion Freight Line, Inc.	4,043,754	1,167,513
General Electric Co.	10,342,035	1,090,154
Airbus SE, non-registered shares[1]	7,564,692	1,033,434
Ryanair Holdings PLC (ADR)[1]	5,116,434	551,040
Ryanair Holdings PLC[1]	3,788,378	70,921
Honeywell International, Inc.	2,625,128	608,793
Safran SA	4,812,930	603,862
Equifax, Inc.	1,995,728	543,357
Jacobs Engineering Group, Inc.	3,846,752	519,158
Rolls-Royce Holdings PLC[1]	290,108,238	458,125
Dun & Bradstreet Holdings, Inc.[1,2]	23,617,214	432,904
HEICO Corp.	2,591,459	328,649
HEICO Corp., Class A	679,919	77,674
Delta Air Lines, Inc.[1]	8,848,698	357,841
Northrop Grumman Corp.	963,100	354,132
L3Harris Technologies, Inc.	1,459,100	339,985
Raytheon Technologies Corp.	3,984,740	337,747
TuSimple Holdings, Inc., Class A1,3	7,719,867	323,154
United Rentals, Inc.[1]	864,045	304,706
Union Pacific Corp.	1,377,957	298,796
Emerson Electric Co.	2,722,447	287,218
Harmonic Drive Systems, Inc.[2]	5,143,852	284,744
Norfolk Southern Corp.	1,051,571	266,615
Uber Technologies, Inc.[1]	5,906,779	231,191
RELX PLC (ADR)	7,377,302	222,499
Chart Industries, Inc.[1]	1,136,969	214,182
Waste Management, Inc.	1,310,966	203,344
Rockwell Automation	593,629	193,197
BWX Technologies, Inc.	3,326,605	191,047
United Airlines Holdings, Inc.[1]	3,923,273	182,471
Otis Worldwide Corp.	1,977,706	182,384
Armstrong World Industries, Inc.	1,749,698	181,846
Boeing Company[1]	813,122	178,480
ABB, Ltd.	4,705,531	174,296
Stanley Black & Decker, Inc.	817,484	157,995
ASSA ABLOY AB, Class B	4,451,672	142,277
MTU Aero Engines AG	591,019	135,626
Generac Holdings, Inc.[1]	304,987	133,273
Shoals Technologies Group, Inc., Class A1	4,000,000	130,280
AMETEK, Inc.	931,634	126,674
FedEx Corp.	452,818	120,309
Waste Connections, Inc.	912,023	117,843
Southwest Airlines Co.[1]	2,193,534	109,194
Lockheed Martin Corp.	263,392	94,768
Cummins, Inc.	398,773	94,102
Singapore Technologies Engineering, Ltd.	32,914,100	92,540
Copart, Inc.[1]	497,701	71,828
ManpowerGroup, Inc.	357,399	43,395
Air Lease Corp., Class A	748,149	29,731
Epiroc AB, Class B	1,555,851	29,559
Kratos Defense & Security Solutions, Inc.[1]	771,221	19,065
		22,312,125

Financials 5.57%
JPMorgan Chase & Co.	13,334,943	2,132,924
First Republic Bank	7,292,113	1,450,693
BlackRock, Inc.	970,781	915,728
S&P Global, Inc.	1,934,184	858,430

10	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KKR & Co., Inc.	11,371,108	$731,049
SVB Financial Group[1]	1,227,138	686,584
Intercontinental Exchange, Inc.	5,507,979	658,369
Bank of America Corp.	14,832,541	619,259
CME Group, Inc., Class A	2,778,161	560,411
Progressive Corp.	4,830,372	465,358
MSCI, Inc.	731,971	464,494
Marsh & McLennan Companies, Inc.	2,881,982	453,048
PNC Financial Services Group, Inc.	2,296,825	438,923
HDFC Bank, Ltd. (ADR)	3,195,463	250,237
HDFC Bank, Ltd.	8,630,879	186,951
Morgan Stanley	3,714,059	387,859
Carlyle Group, Inc.	6,759,203	333,769
American International Group, Inc.	5,816,358	317,340
Capital One Financial Corp.	1,909,784	316,967
Citigroup, Inc.	4,136,233	297,436
Coinbase Global, Inc., Class A1	1,019,700	264,102
East West Bancorp, Inc.	3,571,090	261,904
Arch Capital Group, Ltd.[1]	6,263,760	257,441
Athene Holding, Ltd., Class A1	3,634,378	243,394
Chubb, Ltd.	1,288,493	236,980
AIA Group, Ltd.	19,584,888	234,063
Essent Group, Ltd.	4,954,323	233,250
Blackstone, Inc.	1,853,148	232,996
Western Alliance Bancorporation	2,356,965	229,945
Moody’s Corp.	570,694	217,303
Goldman Sachs Group, Inc.	429,466	177,588
Ares Management Corp., Class A	1,611,906	124,407
BOK Financial Corp.	1,258,321	110,795
Fannie Mae[1]	88,172,500	88,790
Berkshire Hathaway, Inc., Class B1	307,257	87,805
Ryan Specialty Group Holdings, Inc., Class A1	2,506,600	82,492
Discover Financial Services	601,552	77,131
Goosehead Insurance, Inc., Class A	510,938	74,995
Tradeweb Markets, Inc., Class A	855,965	74,477
Federal Home Loan Mortgage Corp.[1,3]	76,246,200	71,519
Focus Financial Partners, Inc., Class A1	1,361,480	70,634
Everest Re Group, Ltd.	239,572	63,463
Bright Health Group, Inc.[1,3]	4,724,475	43,749
Trupanion, Inc.[1]	391,059	35,813
Fifth Third Bancorp	461,888	17,949
Hippo Holdings, Inc., Class A1,4	2,405,228	11,430
		16,150,244

Materials 1.89%
Vale SA, ordinary nominative shares (ADR)	42,645,982	813,259
Vale SA, ordinary nominative shares	14,500,065	276,720
Freeport-McMoRan, Inc.	24,700,720	898,859
Sherwin-Williams Company	2,858,459	868,028
Shin-Etsu Chemical Co., Ltd.	3,190,800	528,005
Linde PLC	1,500,037	471,897
LyondellBasell Industries NV	4,030,095	404,420
Rio Tinto PLC	5,085,541	376,302
Celanese Corp.	1,516,458	240,510
Barrick Gold Corp.	11,871,422	238,260
Allegheny Technologies, Inc.[1]	5,098,758	91,064
Ball Corp.	929,853	89,229
PPG Industries, Inc.	419,023	66,855
Summit Materials, Inc., Class A1	1,779,282	59,908
Packaging Corporation of America	173,582	26,332
Scotts Miracle-Gro Co., Class A	109,714	17,207
		5,466,855

Consumer staples 1.82%
Costco Wholesale Corp.	2,506,214	1,141,555
Philip Morris International, Inc.	7,067,924	727,996
Constellation Brands, Inc., Class A	2,547,200	537,816
Altria Group, Inc.	9,302,350	467,257

The Growth Fund of America	11

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Herbalife Nutrition, Ltd.[1,2]	9,092,091	$466,788
Heineken NV	3,967,650	434,281
Kerry Group PLC, Class A	2,173,595	318,756
Estée Lauder Companies, Inc., Class A	678,232	230,931
Pernod Ricard SA	988,216	207,638
Reckitt Benckiser Group PLC	2,190,098	166,782
Monster Beverage Corp.[1]	1,437,539	140,261
Molson Coors Beverage Company, Class B, restricted voting shares	2,305,207	109,567
British American Tobacco PLC	2,075,467	77,871
Archer Daniels Midland Company	1,134,380	68,063
Grocery Outlet Holding Corp.[1]	2,345,852	61,063
Fevertree Drinks PLC	1,790,690	54,704
Church & Dwight Co., Inc.	400,092	33,472
Kroger Co.	478,847	22,041
JUUL Labs, Inc., Class A1,4,5,6	433,213	18,316
		5,285,158

Energy 1.54%
Cenovus Energy, Inc.[2]	129,844,642	1,077,536
EOG Resources, Inc.	15,564,784	1,050,934
Pioneer Natural Resources Company	3,912,292	585,553
Halliburton Company	20,267,119	404,937
Baker Hughes Co., Class A	13,114,290	298,744
ConocoPhillips	5,004,157	277,881
Diamondback Energy, Inc.	1,944,028	149,962
Cimarex Energy Co.	2,020,549	129,760
Canadian Natural Resources, Ltd. (CAD denominated)	3,869,229	128,039
Chesapeake Energy Corp.	2,292,340	127,935
ONEOK, Inc.	1,604,238	84,255
Weatherford International[1,2]	4,319,500	68,075
Suncor Energy, Inc.	3,109,185	58,061
Equitrans Midstream Corp.	1,090,264	9,518
		4,451,190

Utilities 0.50%
PG&E Corp.[1]	66,423,499	609,104
NextEra Energy, Inc.	5,594,287	469,864
Xcel Energy, Inc.	2,791,411	191,910
Ørsted AS	607,347	96,528
AES Corp.	3,432,051	81,923
		1,449,329

Real estate 0.50%
Equinix, Inc. REIT	726,159	612,479
SBA Communications Corp. REIT	1,052,411	377,784
American Tower Corp. REIT	823,394	240,571
UDR, Inc. REIT	1,927,200	104,108
Pebblebrook Hotel Trust REIT	2,858,018	62,962
Park Hotels & Resorts, Inc. REIT[1]	2,310,980	44,232
		1,442,136

Total common stocks (cost: $112,115,486,000)		280,486,976

Preferred securities 0.40%
Consumer discretionary 0.25%
Rivian Automotive, Inc., Series E, preferred shares[1,4,5,6]	5,565,505	325,582
Rivian Automotive, Inc., Series F, preferred shares[1,4,5,6]	2,267,556	132,652
GM Cruise Holdings LLC, Series F, preferred shares[1,4,5,6]	5,205,500	139,039
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5,6]	1,164,589	106,818
Waymo LLC, Series B-2, preferred shares[1,4,5,6]	163,537	15,000
		719,091

Financials 0.08%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,3]	62,266,695	109,589
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	10,084
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	4,818
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	1,260

12	The Growth Fund of America

Preferred securities (continued)	Shares	Value (000)
Financials (continued)
Fannie Mae, Series P, 4.50% noncumulative preferred shares[1]	190,000	$266
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,3]	71,493,658	105,096
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	344
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	270
		231,727

Information technology 0.07%
Chime Financial, Inc., Series G, preferred shares[1,4,5,6]	1,433,730	99,028
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,366,500	83,443
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]	376,444	17,215
PsiQuantum, Corp., Series D, preferred shares[1,4,5,6]	613,889	16,100
		215,786

Total preferred securities (cost: $1,397,453,000)		1,166,604

Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[1,2]	1,057,393	4,836

Total rights & warrants (cost: $3,563,000)		4,836

Convertible bonds & notes 0.03%	Principal amount (000)
Consumer discretionary 0.03%
Rivian Automotive, Inc., convertible notes, 0% 2026[1,4,5,6]	$55,310	55,310
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[2]	15,708	21,225

Total convertible bonds & notes (cost: $70,771,000)		76,535

Short-term securities 2.87%	Shares
Money market investments 2.79%
Capital Group Central Cash Fund 0.06%[2,8]	80,932,686	8,094,078

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[2,8,9]	1,011,082	101,118
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	87,141,522	87,142
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	47,016,766	47,017
		235,277

Total short-term securities (cost: $8,328,748,000)		8,329,355
Total investment securities 100.05% (cost: $121,916,021,000)		290,064,306
Other assets less liabilities (0.05)%		(142,082)

Net assets 100.00%		$289,922,224

The Growth Fund of America	13

Investments in affiliates2

	Value of affiliates at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2021 (000)	Dividend or interest income (000)
Common stocks 10.66%
Information technology 0.67%
MongoDB, Inc., Class A1	$1,085,512	$113,487	$5,106	$4,210	$746,548	$1,944,651	$—
FleetCor Technologies, Inc.[1,10]	1,480,865	184,631	1,735,279	418,619	(348,836)	—	—
						1,944,651
Consumer discretionary 2.09%
Royal Caribbean Cruises, Ltd.[1]	950,295	795,263	88,219	6,772	262,074	1,926,185	—
Caesars Entertainment, Inc.[1]	428,233	959,249	489,821	132,554	642,397	1,672,612	—
Burlington Stores, Inc.[1]	722,530	400,232	543,887	147,226	383,292	1,109,393	—
NVR, Inc.[1]	639,315	358,829	211,807	27,776	125,730	939,843	—
Mattel, Inc.[1]	92,814	190,764	906	452	134,119	417,243	—
Darden Restaurants, Inc.[10]	645,358	215,435	677,408	198,990	268,630	—	14,610
Grand Canyon Education, Inc.[1,10]	238,456	—	214,906	(64,603)	41,053	—	—
						6,065,276
Communication services 4.76%
Netflix, Inc.[1]	13,509,883	761,198	1,406,685	493,925	434,349	13,792,670	—

Health care 1.41%
NovoCure, Ltd.[1]	372,865	724,503	4,797	3,829	170,135	1,266,535	—
Insulet Corp.[1]	654,178	165,285	29,176	3,120	247,998	1,041,405	—
Biohaven Pharmaceutical Holding Co., Ltd.[1]	226,036	178,703	1,509	766	355,591	759,587	—
Allakos, Inc.[1]	414,878	39,201	123,870	1,745	(14,998)	316,956	—
Twist Bioscience Corp.[1]	7,662	248,035	799	390	30,439	285,727	—
Cortexyme, Inc.[1,3]	74,193	39,635	339	125	120,018	233,632	—
Allogene Therapeutics, Inc.[1]	455,473	33,527	178,700	(30,033)	(106,343)	173,924	—
Ultragenyx Pharmaceutical, Inc.[1,10]	430,201	74,157	288,600	25,918	28,108	—	—
Bluebird Bio, Inc.[1,10]	325,896	40,897	173,179	(392,715)	199,101	—	—
Madrigal Pharmaceuticals, Inc.[1,10]	87,727	19,699	104,693	(121,695)	118,962	—	—
Sarepta Therapeutics, Inc.[1,10]	487,351	141,254	218,972	(125,668)	(157,064)	—	—
						4,077,766
Industrials 1.18%
Carrier Global Corp.	526,656	1,184,951	45,666	3,722	1,020,114	2,689,777	15,395
Dun & Bradstreet Holdings, Inc.[1]	545,598	257,513	201,765	(22,854)	(145,588)	432,904	—
Harmonic Drive Systems, Inc.	152,679	173,863	783	391	(41,406)	284,744	690
						3,407,425
Consumer staples 0.16%
Herbalife Nutrition, Ltd.[1]	448,193	—	1,401	981	19,015	466,788	—

Energy 0.39%
Cenovus Energy ,Inc.	107,480	635,496	3,241	2,393	335,408	1,077,536	3,632
Weatherford International[1]	13,127	—	209	(64)	55,221	68,075	—
Diamondback Energy, Inc.[10]	357,873	—	574,262	(154,956)	521,307	—	11,581
						1,145,611
Total common stocks						30,900,187

Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[1]	—	3,573	15	5	1,273	4,836	—

Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	19,208	—	65	19	2,063	21,225	798

14	The Growth Fund of America

Investments in affiliates2 (continued)

	Value of affiliates at 9/1/2020 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2021 (000)	Dividend or interest income (000)
Short-term securities 2.82%
Money market investments 2.79%
Capital Group Central Cash Fund 0.06%[8]	$8,612,421	$23,019,326		$23,537,620	$604	$(653)	$8,094,078	$7,545
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.06%[8,9]	—	101,118	[11]				101,118	—	[12]
Total short-term securities							8,195,196
Total 13.49%					$561,944	$5,448,057	$39,121,444	$54,251

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $264,937,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,230,004,000, which represented .42% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,660,000, which represented .01% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 8/31/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 8/31/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	$86,210	$325,582	.11%
Rivian Automotive, Inc., Series F, preferred shares	1/19/2021	83,560	132,652	.04
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	55,310	55,310	.02
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	95,000	139,039	.05
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares	5/1/2020	100,000	106,818	.04
Waymo LLC, Series B-2, preferred shares	6/11/2021	15,000	15,000	.00
Verily Life Sciences LLC	12/21/2018	83,000	100,548	.03
Chime Financial, Inc., Series G, preferred shares	8/24/2021	99,027	99,028	.03
Epic Games, Inc.	3/29/2021	74,560	86,412	.03
Stripe, Inc., Class B	5/6/2021	45,080	51,373	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	15,105	17,215	.01
Acerta Pharma BV	5/7/2015	15,750	38,521	.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	18,316	.01
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	16,100	16,100	.01
Total private placement securities		$903,702	$1,201,914	.41%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

See notes to financial statements.

The Growth Fund of America	15

Financial statements

Statement of assets and liabilities at August 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $264,937 of investment securities on loan):
Unaffiliated issuers (cost: $99,626,090)	$250,942,862
Affiliated issuers (cost: $22,289,931)	39,121,444	$290,064,306
Cash		579
Cash denominated in currencies other than U.S. dollars (cost: $1,422)		1,423
Cash collateral received for securities on loan		26,141
Receivables for:
Sales of investments	680,398
Sales of fund’s shares	174,034
Dividends and interest	134,674
Securities lending income	23
Other	1	989,130
		291,081,579
Liabilities:
Collateral for securities on loan		261,418
Payables for:
Purchases of investments	555,518
Repurchases of fund’s shares	209,531
Investment advisory services	61,359
Services provided by related parties	60,972
Trustees’ deferred compensation	7,127
Other	3,430	897,937
Net assets at August 31, 2021		$289,922,224

Net assets consist of:
Capital paid in on shares of beneficial interest		$102,292,403
Total distributable earnings		187,629,821
Net assets at August 31, 2021		$289,922,224

See notes to financial statements.

16	The Growth Fund of America

Financial statements (continued)

Statement of assets and liabilities at August 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,713,698 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$144,011,731	1,836,480		$78.42
Class C	4,851,912	68,824		70.50
Class T	17	—	*	78.44
Class F-1	7,747,465	99,589		77.79
Class F-2	37,459,044	478,492		78.29
Class F-3	11,554,468	147,057		78.57
Class 529-A	14,480,971	187,161		77.37
Class 529-C	560,861	7,935		70.68
Class 529-E	447,370	5,861		76.33
Class 529-T	23	—	*	78.41
Class 529-F-1	13	—	*	77.23
Class 529-F-2	932,033	11,888		78.40
Class 529-F-3	33	—	*	78.35
Class R-1	401,980	5,599		71.80
Class R-2	2,672,054	36,744		72.72
Class R-2E	290,828	3,813		76.28
Class R-3	6,233,097	81,476		76.50
Class R-4	7,877,538	101,545		77.58
Class R-5E	1,337,200	17,210		77.70
Class R-5	2,322,158	29,583		78.50
Class R-6	46,741,428	594,441		78.63

*	Amount less than one thousand.

See notes to financial statements.

The Growth Fund of America	17

Financial statements (continued)

Statement of operations for the year ended August 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $33,198; also includes $53,453 from affiliates)	$1,735,636
Interest (includes $798 from affiliates)	7,099
Securities lending income (net of fees)	4,106		$1,746,841
Fees and expenses*:
Investment advisory services	665,423
Distribution services	483,505
Transfer agent services	175,487
Administrative services	77,550
Reports to shareholders	4,738
Registration statement and prospectus	3,255
Trustees’ compensation	2,772
Auditing and legal	343
Custodian	4,042
Other	9,128
Total fees and expenses before waiver/reimbursement	1,426,243
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	594
Transfer agent services reimbursement	—	†
Total fees and expenses after waiver/reimbursement			1,425,649
Net investment income			321,192

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	25,027,801
Affiliated issuers	561,944
In-kind redemptions	558,462
Currency transactions	947		26,149,154
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $628):
Unaffiliated issuers	35,511,644
Affiliated issuers	5,448,057
Currency translations	(1,957)		40,957,744
Net realized gain and unrealized appreciation			67,106,898

Net increase in net assets resulting from operations			$67,428,090

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

18	The Growth Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2021	2020
Operations:
Net investment income	$321,192	$950,887
Net realized gain	26,149,154	7,848,773
Net unrealized appreciation	40,957,744	56,385,153
Net increase in net assets resulting from operations	67,428,090	65,184,813

Distributions paid to shareholders	(10,832,505)	(13,686,330)

Net capital share transactions	(2,115,283)	(3,570,789)

Total increase in net assets	54,480,302	47,927,694

Net assets:
Beginning of year	235,441,922	187,514,228
End of year	$289,922,224	$235,441,922

See notes to financial statements.

The Growth Fund of America	19

Notes to financial statements

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

20	The Growth Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Growth Fund of America	21

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$71,847,616	$16,660	$51,373	$71,915,649
Consumer discretionary	59,466,674	—	—	59,466,674
Communication services	56,271,376	—	86,412	56,357,788
Health care	36,050,759	—	139,069	36,189,828
Industrials	22,312,125	—	—	22,312,125
Financials	16,138,814	11,430	—	16,150,244
Materials	5,466,855	—	—	5,466,855
Consumer staples	5,266,842	—	18,316	5,285,158
Energy	4,451,190	—	—	4,451,190
Utilities	1,449,329	—	—	1,449,329
Real estate	1,442,136	—	—	1,442,136
Preferred securities	315,170	—	851,434	1,166,604
Rights & warrants	4,836	—	—	4,836
Convertible bonds & notes	—	21,225	55,310	76,535
Short-term securities	8,329,355	—	—	8,329,355
Total	$288,813,077	$49,315	$1,201,914	$290,064,306

22	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The Growth Fund of America	23

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of August 31, 2021, the total value of securities on loan was $264,937,000, and the total value of collateral received was $271,630,000. Collateral received includes cash of $261,418,000 and U.S. government securities of $10,212,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended August 31, 2021, the fund recognized $18,393,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $3,662,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2021, the fund reclassified $1,728,664,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

24	The Growth Fund of America

As of August 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$393,722
Undistributed long-term capital gains	19,275,322
Gross unrealized appreciation on investments	170,124,495
Gross unrealized depreciation on investments	(2,155,877)
Net unrealized appreciation on investments	167,968,618
Cost of investments	122,095,688

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$304,861		$4,904,093		$5,208,954		$660,248		$5,690,483	$6,350,731
Class C	—		192,825		192,825		260		276,685	276,945
Class T	—	*	1		1		—	*	1	1
Class F-1	16,567		345,610		362,177		51,723		484,616	536,339
Class F-2	137,236		1,255,271		1,392,507		216,665		1,455,779	1,672,444
Class F-3	46,777		359,773		406,550		66,210		399,333	465,543
Class 529-A	28,863		508,035		536,898		60,874		566,219	627,093
Class 529-C	—		24,057		24,057		—		67,273	67,273
Class 529-E	95		16,165		16,260		1,428		20,155	21,583
Class 529-T	—	*	1		1		—	*	1	1
Class 529-F-1	—	*	—	*	—	*	4,417		30,494	34,911
Class 529-F-2†	2,999		28,706		31,705
Class 529-F-3†	—	*	1		1
Class R-1	—		16,878		16,878		—		23,512	23,512
Class R-2	—		104,061		104,061		—		132,392	132,392
Class R-2E	—		10,945		10,945		644		13,483	14,127
Class R-3	—		242,632		242,632		19,458		335,584	355,042
Class R-4	16,117		301,902		318,019		45,216		423,092	468,308
Class R-5E	3,890		39,407		43,297		7,301		50,114	57,415
Class R-5	13,117		109,944		123,061		25,800		164,480	190,280
Class R-6	207,814		1,593,862		1,801,676		340,087		2,052,303	2,392,390
Total	$778,336		$10,054,169		$10,832,505		$1,500,331		$12,185,999	$13,686,330

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. During the year ended August 31, 2021, CRMC waived investment advisory services fees of $594,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $665,423,000 were reduced to $664,829,000, both of which were equivalent to an annualized rate of 0.257% of average daily net assets.

The Growth Fund of America	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	The Growth Fund of America

For the year ended August 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$310,037		$90,114		$38,148		Not applicable
Class C	43,991		3,154		1,335		Not applicable
Class T	—		—	*	—*		Not applicable
Class F-1	20,203		9,660		2,436		Not applicable
Class F-2	Not applicable		34,425		9,797		Not applicable
Class F-3	Not applicable		199		2,899		Not applicable
Class 529-A	29,604		8,238		3,894		$7,780
Class 529-C	5,287		356		164		328
Class 529-E	1,994		154		122		244
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	62		31		64
Class 529-F-2†	Not applicable		487		200		398
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	3,845		364		116		Not applicable
Class R-2	18,465		8,423		739		Not applicable
Class R-2E	1,628		540		81		Not applicable
Class R-3	29,615		8,750		1,777		Not applicable
Class R-4	18,836		7,473		2,260		Not applicable
Class R-5E	Not applicable		1,471		304		Not applicable
Class R-5	Not applicable		1,266		768		Not applicable
Class R-6	Not applicable		351		12,479		Not applicable
Total class-specific expenses	$483,505		$175,487		$77,550		$8,814

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,772,000 in the fund’s statement of operations reflects $945,000 in current fees (either paid in cash or deferred) and a net increase of $1,827,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,893,602,000 and $2,219,030,000, respectively, which generated $368,181,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2021.

The Growth Fund of America	27

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$10,931,972	157,620		$5,138,087	76,517		$(14,527,129)	(211,223)	$1,542,930	22,914
Class C	729,156	11,719		191,952	3,163		(1,153,841)	(18,510)	(232,733)	(3,628)
Class T	—	—		—	—		—	—	—	—
Class F-1	350,882	5,124		352,860	5,295		(2,912,604)	(41,558)	(2,208,862)	(31,139)
Class F-2	6,830,576	99,492		1,349,189	20,155		(6,620,287)	(95,926)	1,559,478	23,721
Class F-3	2,725,827	39,370		396,528	5,907		(1,834,872)	(26,538)	1,287,483	18,739
Class 529-A	1,253,180	18,385		536,742	8,099		(1,841,086)	(26,793)	(51,164)	(309)
Class 529-C	98,004	1,570		24,051	395		(218,725)	(3,491)	(96,670)	(1,526)
Class 529-E	37,758	561		16,253	248		(67,174)	(992)	(13,163)	(183)
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	30,383	501		1	—	[2]	(631,766)	(10,818)	(601,382)	(10,317)
Class 529-F-2[3]	789,112	12,840		31,702	473		(101,080)	(1,425)	719,734	11,888
Class 529-F-3[3]	25	—	[2]	1	—	[2]	—	—	26	— [2]
Class R-1	38,083	601		16,839	272		(121,311)	(1,925)	(66,389)	(1,052)
Class R-2	447,511	6,974		103,990	1,661		(730,181)	(11,456)	(178,680)	(2,821)
Class R-2E	57,547	863		10,945	167		(87,538)	(1,299)	(19,046)	(269)
Class R-3	801,605	11,943		241,925	3,684		(1,876,463)	(27,989)	(832,933)	(12,362)
Class R-4	812,301	11,977		317,854	4,784		(2,276,190)	(33,609)	(1,146,035)	(16,848)
Class R-5E	713,621	10,238		43,297	651		(633,621)	(9,482)	123,297	1,407
Class R-5	354,275	5,178		122,054	1,820		(1,407,454)	(20,367)	(931,125)	(13,369)
Class R-6	7,105,757	102,071		1,794,629	26,714		(9,870,436)	(143,501)	(970,050)	(14,716)
Total net increase (decrease)	$34,107,575	497,027		$10,688,900	160,005		$(46,911,758)	(686,902)	$(2,115,283)	(29,870)

See end of table for footnotes.

28	The Growth Fund of America

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2020

Class A	$8,896,939	173,092	$6,260,304	122,463		$(12,668,480)	(249,927)	$2,488,763	45,628
Class C	657,171	14,257	274,272	5,883		(1,895,337)	(39,360)	(963,894)	(19,220)
Class T	—	—	—	—		—	—	—	—
Class F-1	645,802	12,829	524,062	10,329		(2,357,840)	(46,216)	(1,187,976)	(23,058)
Class F-2	5,541,422	109,756	1,617,283	31,749		(6,970,364)	(138,378)	188,341	3,127
Class F-3	1,865,818	36,148	454,230	8,892		(1,744,148)	(33,936)	575,900	11,104
Class 529-A	1,523,129	28,721	626,869	12,418		(1,514,932)	(29,261)	635,066	11,878
Class 529-C	112,942	2,432	67,253	1,438		(826,397)	(16,275)	(646,202)	(12,405)
Class 529-E	32,664	652	21,579	433		(70,333)	(1,374)	(16,090)	(289)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	121,190	2,376	34,898	694		(97,340)	(1,894)	58,748	1,176
Class R-1	32,107	681	23,473	494		(111,231)	(2,360)	(55,651)	(1,185)
Class R-2	418,089	8,723	132,215	2,751		(685,403)	(14,384)	(135,099)	(2,910)
Class R-2E	43,090	872	14,127	282		(63,613)	(1,282)	(6,396)	(128)
Class R-3	675,255	13,523	354,087	7,072		(1,876,507)	(37,608)	(847,165)	(17,013)
Class R-4	767,339	15,183	464,384	9,178		(2,328,411)	(46,276)	(1,096,688)	(21,915)
Class R-5E	283,870	5,598	57,414	1,135		(297,224)	(5,866)	44,060	867
Class R-5	467,466	8,962	189,630	3,715		(1,183,589)	(23,331)	(526,493)	(10,654)
Class R-6	4,667,608	91,866	2,391,180	46,785		(9,138,802)	(176,805)	(2,080,014)	(38,154)
Total net increase (decrease)	$26,751,901	525,671	$13,507,261	265,711		$(43,829,951)	(864,533)	$(3,570,789)	(73,151)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $60,376,880,000 and $72,669,976,000, respectively, during the year ended August 31, 2021.

The Growth Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2021	$63.18	$.05	$18.10	$18.15	$(.17)	$(2.74)	$(2.91)	$78.42	29.49%	$144,012		.61%		.61%		.07%
8/31/2020	49.39	.22	17.23	17.45	(.38)	(3.28)	(3.66)	63.18	37.07	114,585		.64		.64		.42
8/31/2019	56.31	.30	(2.09)	(1.79)	(.31)	(4.82)	(5.13)	49.39	(1.31)	87,316		.63		.63		.61
8/31/2018	48.81	.28	10.70	10.98	(.25)	(3.23)	(3.48)	56.31	23.49	93,649		.62		.62		.53
8/31/2017	43.47	.29	7.83	8.12	(.25)	(2.53)	(2.78)	48.81	19.60	81,221		.64		.64		.64
Class C:
8/31/2021	57.32	(.42)	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852		1.35		1.35		(.68)
8/31/2020	45.09	(.14)	15.65	15.51	— [5]	(3.28)	(3.28)	57.32	36.07	4,153		1.38		1.38		(.30)
8/31/2019	51.96	(.08)	(1.97)	(2.05)	—	(4.82)	(4.82)	45.09	(2.09)	4,134		1.41		1.41		(.17)
8/31/2018	45.39	(.13)	9.93	9.80	—	(3.23)	(3.23)	51.96	22.54	4,953		1.42		1.42		(.28)
8/31/2017	40.69	(.07)	7.30	7.23	—	(2.53)	(2.53)	45.39	18.63	4,745		1.44		1.44		(.17)
Class T:
8/31/2021	63.19	.20	18.10	18.30	(.31)	(2.74)	(3.05)	78.44	29.76 [6]	—	[7]	.38	[6]	.38	[6]	.29	[6]
8/31/2020	49.39	.34	17.24	17.58	(.50)	(3.28)	(3.78)	63.19	37.40 [6]	—	[7]	.40	[6]	.40	[6]	.66	[6]
8/31/2019	56.34	.41	(2.12)	(1.71)	(.42)	(4.82)	(5.24)	49.39	(1.11)[6]	—	[7]	.41	[6]	.41	[6]	.83	[6]
8/31/2018	48.84	.38	10.72	11.10	(.37)	(3.23)	(3.60)	56.34	23.76 [6]	—	[7]	.42	[6]	.42	[6]	.73	[6]
8/31/2017[8,9]	45.38	.18	3.28	3.46	—	—	—	48.84	7.62 [6,10]	—	[7]	.18	[6,10]	.18	[6,10]	.38	[6,10]
Class F-1:
8/31/2021	62.70	.01	17.95	17.96	(.13)	(2.74)	(2.87)	77.79	29.40	7,747		.66		.66		.02
8/31/2020	49.02	.20	17.11	17.31	(.35)	(3.28)	(3.63)	62.70	37.05	8,196		.67		.67		.40
8/31/2019	55.92	.27	(2.09)	(1.82)	(.26)	(4.82)	(5.08)	49.02	(1.40)	7,539		.69		.69		.54
8/31/2018	48.47	.24	10.64	10.88	(.20)	(3.23)	(3.43)	55.92	23.43	8,381		.69		.69		.45
8/31/2017	43.20	.26	7.77	8.03	(.23)	(2.53)	(2.76)	48.47	19.50	8,574		.70		.70		.57
Class F-2:
8/31/2021	63.07	.19	18.07	18.26	(.30)	(2.74)	(3.04)	78.29	29.76	37,459		.40		.40		.28
8/31/2020	49.30	.34	17.20	17.54	(.49)	(3.28)	(3.77)	63.07	37.38	28,682		.41		.41		.65
8/31/2019	56.25	.40	(2.11)	(1.71)	(.42)	(4.82)	(5.24)	49.30	(1.10)	22,265		.42		.42		.81
8/31/2018	48.76	.39	10.69	11.08	(.36)	(3.23)	(3.59)	56.25	23.76	22,226		.42		.42		.74
8/31/2017	43.45	.38	7.81	8.19	(.35)	(2.53)	(2.88)	48.76	19.83	16,049		.43		.43		.84
Class F-3:
8/31/2021	63.28	.26	18.13	18.39	(.36)	(2.74)	(3.10)	78.57	29.88	11,555		.30		.30		.38
8/31/2020	49.45	.39	17.26	17.65	(.54)	(3.28)	(3.82)	63.28	37.53	8,120		.31		.31		.75
8/31/2019	56.41	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.45	(1.01)	5,796		.32		.32		.92
8/31/2018	48.90	.44	10.71	11.15	(.41)	(3.23)	(3.64)	56.41	23.86	4,704		.33		.33		.84
8/31/2017[8,11]	44.36	.30	4.24	4.54	—	—	—	48.90	10.24 [10]	2,687		.34	[12]	.34	[12]	1.08	[12]
Class 529-A:
8/31/2021	62.38	.02	17.87	17.89	(.16)	(2.74)	(2.90)	77.37	29.45	14,481		.64		.64		.03
8/31/2020	48.80	.20	17.01	17.21	(.35)	(3.28)	(3.63)	62.38	37.01	11,695		.68		.68		.38
8/31/2019	55.70	.26	(2.07)	(1.81)	(.27)	(4.82)	(5.09)	48.80	(1.38)	8,569		.70		.70		.54
8/31/2018	48.33	.24	10.59	10.83	(.23)	(3.23)	(3.46)	55.70	23.41	9,114		.70		.70		.46
8/31/2017	43.08	.25	7.75	8.00	(.22)	(2.53)	(2.75)	48.33	19.50	7,233		.71		.71		.57

See end of table for footnotes.

30	The Growth Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2021	$57.48	$(.44)	$16.38	$15.94	$—	$(2.74)	$(2.74)	$70.68	28.49%		$561		1.38%		1.38%		(.71)%
8/31/2020	45.23	(.15)	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98		544		1.42		1.42		(.31)
8/31/2019	52.11	(.10)	(1.96)	(2.06)	—	(4.82)	(4.82)	45.23	(2.11)		989		1.45		1.45		(.21)
8/31/2018	45.54	(.16)	9.96	9.80	—	(3.23)	(3.23)	52.11	22.46		1,240		1.46		1.46		(.34)
8/31/2017	40.83	(.09)	7.33	7.24	—	(2.53)	(2.53)	45.54	18.59		1,625		1.48		1.48		(.21)
Class 529-E:
8/31/2021	61.59	(.14)	17.64	17.50	(.02)	(2.74)	(2.76)	76.33	29.14		447		.88		.88		(.21)
8/31/2020	48.22	.08	16.80	16.88	(.23)	(3.28)	(3.51)	61.59	36.70		372		.90		.90		.16
8/31/2019	55.07	.15	(2.04)	(1.89)	(.14)	(4.82)	(4.96)	48.22	(1.60)		305		.93		.93		.30
8/31/2018	47.81	.11	10.48	10.59	(.10)	(3.23)	(3.33)	55.07	23.11		351		.94		.94		.21
8/31/2017	42.65	.14	7.67	7.81	(.12)	(2.53)	(2.65)	47.81	19.20		307		.95		.95		.32
Class 529-T:
8/31/2021	63.17	.16	18.10	18.26	(.28)	(2.74)	(3.02)	78.41	29.71	[6]	—	[7]	.44	[6]	.44	[6]	.24 [6]
8/31/2020	49.38	.32	17.23	17.55	(.48)	(3.28)	(3.76)	63.17	37.33	[6]	—	[7]	.44	[6]	.44	[6]	.62 [6]
8/31/2019	56.32	.39	(2.12)	(1.73)	(.39)	(4.82)	(5.21)	49.38	(1.15)[6]		—	[7]	.45	[6]	.45	[6]	.79 [6]
8/31/2018	48.83	.35	10.72	11.07	(.35)	(3.23)	(3.58)	56.32	23.70	[6]	—	[7]	.47	[6]	.47	[6]	.68 [6]
8/31/2017[8,9]	45.38	.17	3.28	3.45	—	—	—	48.83	7.60	[6,10]	—	[7]	.20	[6,10]	.20	[6,10]	.37 [6,10]
Class 529-F-1:
8/31/2021	62.24	.13	17.88	18.01	(.28)	(2.74)	(3.02)	77.23	29.74	[6]	—	[7]	.42	[6]	.42	[6]	.22 [6]
8/31/2020	48.69	.31	16.99	17.30	(.47)	(3.28)	(3.75)	62.24	37.35		642		.45		.45		.61
8/31/2019	55.65	.38	(2.12)	(1.74)	(.40)	(4.82)	(5.22)	48.69	(1.18)		445		.47		.47		.77
8/31/2018	48.28	.35	10.58	10.93	(.33)	(3.23)	(3.56)	55.65	23.69		384		.47		.47		.68
8/31/2017	43.04	.35	7.74	8.09	(.32)	(2.53)	(2.85)	48.28	19.76		291		.49		.49		.79
Class 529-F-2:
8/31/2021[8,13]	59.21	.15	22.06	22.21	(.28)	(2.74)	(3.02)	78.40	38.38	[10]	932		.43	[12]	.43	[12]	.26 [12]
Class 529-F-3:
8/31/2021[8,13]	59.21	.19	22.06	22.25	(.37)	(2.74)	(3.11)	78.35	38.45	[10]	—	[7]	.38	[12]	.35	[12]	.32 [12]
Class R-1:
8/31/2021	58.35	(.45)	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49		402		1.38		1.38		(.70)
8/31/2020	45.86	(.16)	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01		388		1.40		1.40		(.33)
8/31/2019	52.74	(.09)	(1.97)	(2.06)	—	(4.82)	(4.82)	45.86	(2.08)		359		1.42		1.42		(.19)
8/31/2018	46.04	(.14)	10.07	9.93	—	(3.23)	(3.23)	52.74	22.50		448		1.42		1.42		(.28)
8/31/2017	41.23	(.07)	7.41	7.34	—	(2.53)	(2.53)	46.04	18.65		419		1.43		1.43		(.16)

See end of table for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2021	$59.07	$(.46)	$16.85	$16.39	$—	$(2.74)	$(2.74)	$72.72	28.49%	$2,672	1.39%	1.39%	(.71)%
8/31/2020	46.39	(.16)	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40	1.40	(.34)
8/31/2019	53.29	(.09)	(1.99)	(2.08)	—	(4.82)	(4.82)	46.39	(2.10)	1,970	1.42	1.42	(.18)
8/31/2018	46.47	(.13)	10.18	10.05	—	(3.23)	(3.23)	53.29	22.55	2,304	1.41	1.41	(.27)
8/31/2017	41.60	(.07)	7.47	7.40	—	(2.53)	(2.53)	46.47	18.63	2,153	1.42	1.42	(.15)
Class R-2E:
8/31/2021	61.67	(.28)	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09	1.09	(.42)
8/31/2020	48.30	(.02)	16.83	16.81	(.16)	(3.28)	(3.44)	61.67	36.44	252	1.11	1.11	(.04)
8/31/2019	55.21	.06	(2.05)	(1.99)	(.10)	(4.82)	(4.92)	48.30	(1.81)	203	1.12	1.12	.12
8/31/2018	48.00	.02	10.52	10.54	(.10)	(3.23)	(3.33)	55.21	22.90	185	1.12	1.12	.04
8/31/2017	42.92	.08	7.70	7.78	(.17)	(2.53)	(2.70)	48.00	19.02	108	1.12	1.12	.18
Class R-3:
8/31/2021	61.75	(.18)	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233	.94	.94	(.26)
8/31/2020	48.32	.06	16.84	16.90	(.19)	(3.28)	(3.47)	61.75	36.63	5,794	.95	.95	.12
8/31/2019	55.14	.13	(2.03)	(1.90)	(.10)	(4.82)	(4.92)	48.32	(1.64)	5,356	.97	.97	.26
8/31/2018	47.86	.09	10.49	10.58	(.07)	(3.23)	(3.30)	55.14	23.06	6,728	.97	.97	.17
8/31/2017	42.68	.13	7.68	7.81	(.10)	(2.53)	(2.63)	47.86	19.18	6,518	.98	.98	.30
Class R-4:
8/31/2021	62.53	.02	17.92	17.94	(.15)	(2.74)	(2.89)	77.58	29.44	7,878	.64	.64	.03
8/31/2020	48.89	.21	17.06	17.27	(.35)	(3.28)	(3.63)	62.53	37.06	7,403	.65	.65	.42
8/31/2019	55.79	.28	(2.09)	(1.81)	(.27)	(4.82)	(5.09)	48.89	(1.38)	6,860	.67	.67	.56
8/31/2018	48.38	.24	10.63	10.87	(.23)	(3.23)	(3.46)	55.79	23.46	8,391	.67	.67	.47
8/31/2017	43.13	.27	7.76	8.03	(.25)	(2.53)	(2.78)	48.38	19.54	8,123	.68	.68	.59
Class R-5E:
8/31/2021	62.61	.16	17.94	18.10	(.27)	(2.74)	(3.01)	77.70	29.69	1,337	.44	.44	.23
8/31/2020	48.97	.31	17.09	17.40	(.48)	(3.28)	(3.76)	62.61	37.36	990	.45	.45	.61
8/31/2019	55.97	.39	(2.14)	(1.75)	(.43)	(4.82)	(5.25)	48.97	(1.17)	732	.46	.46	.80
8/31/2018	48.55	.42	10.59	11.01	(.36)	(3.23)	(3.59)	55.97	23.72	296	.45	.45	.79
8/31/2017	43.34	.38	7.77	8.15	(.41)	(2.53)	(2.94)	48.55	19.78	31	.47	.47	.83
Class R-5:
8/31/2021	63.22	.23	18.12	18.35	(.33)	(2.74)	(3.07)	78.50	29.84	2,322	.34	.34	.34
8/31/2020	49.40	.37	17.24	17.61	(.51)	(3.28)	(3.79)	63.22	37.48	2,716	.35	.35	.72
8/31/2019	56.35	.43	(2.13)	(1.70)	(.43)	(4.82)	(5.25)	49.40	(1.08)	2,648	.37	.37	.86
8/31/2018	48.84	.40	10.72	11.12	(.38)	(3.23)	(3.61)	56.35	23.81	3,430	.37	.37	.77
8/31/2017	43.50	.41	7.82	8.23	(.36)	(2.53)	(2.89)	48.84	19.90	3,665	.38	.38	.90
Class R-6:
8/31/2021	63.32	.27	18.14	18.41	(.36)	(2.74)	(3.10)	78.63	29.90	46,741	.29	.29	.38
8/31/2020	49.48	.40	17.26	17.66	(.54)	(3.28)	(3.82)	63.32	37.53	38,573	.30	.30	.76
8/31/2019	56.44	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028	.32	.32	.92
8/31/2018	48.91	.44	10.72	11.16	(.40)	(3.23)	(3.63)	56.44	23.88	31,562	.32	.32	.83
8/31/2017	43.57	.43	7.83	8.26	(.39)	(2.53)	(2.92)	48.91	19.95	22,661	.33	.33	.95

	Year ended August 31,
	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	24%	28%	36%	28%	25%

See end of table for footnotes.

32	The Growth Fund of America

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the period shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Not annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Annualized.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

The Growth Fund of America	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Growth Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Growth Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

October 12, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

34	The Growth Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2021, through August 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Growth Fund of America	35

Expense example (continued)

	Beginning account value 3/1/2021	Ending account value 8/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,142.97	$3.24	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,138.58	7.28	1.35
Class C – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class T – actual return	1,000.00	1,144.13	2.05	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,142.42	3.56	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	1,144.05	2.16	.40
Class F-2 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-3 – actual return	1,000.00	1,144.69	1.57	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 529-A – actual return	1,000.00	1,142.68	3.46	.64
Class 529-A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-C – actual return	1,000.00	1,138.37	7.49	1.39
Class 529-C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class 529-E – actual return	1,000.00	1,141.29	4.75	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	1,143.85	2.38	.44
Class 529-T – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 529-F-1 – actual return	1,000.00	1,143.62	2.49	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-2 – actual return	1,000.00	1,143.86	2.27	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 529-F-3 – actual return	1,000.00	1,144.30	1.89	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-1 – actual return	1,000.00	1,138.39	7.44	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 – actual return	1,000.00	1,138.36	7.44	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,140.00	5.88	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.71	5.55	1.09
Class R-3 – actual return	1,000.00	1,140.92	5.07	.94
Class R-3 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 – actual return	1,000.00	1,142.75	3.46	.64
Class R-4 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5E – actual return	1,000.00	1,143.98	2.32	.43
Class R-5E – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-5 – actual return	1,000.00	1,144.45	1.84	.34
Class R-5 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,144.70	1.57	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	The Growth Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2021:

Long-term capital gains	$11,005,998,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$774,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

The Growth Fund of America	37

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $233 billion and $269 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2021. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

38	The Growth Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Growth Fund of America	39

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40	The Growth Fund of America

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The Growth Fund of America	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Joseph C. Berenato, 1946	2003	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15	None
Joseph J. Bonner, 1955	2019	President and CEO, Solana Beach Capital LLC (real estate advisory); Global Head of Real Estate, Board Member, The Interlink Group (private merchant bank)	3	Extra Space Storage
Mary Anne Dolan, 1947 Chair of the Board (Independent and Non-Executive)	2010	Founder and President, MAD Ink (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
John G. Freund, MD, 1953	2010	Founder and Managing Director, Skyline Ventures (a venture capital investor in health care companies)	6	Collegium Pharmaceutical, Inc.; SI – Bone, Inc.; Sutro Biopharma, Inc.
Yvonne L. Greenstreet, 1962	2019	President and Chief Operating Officer, Alnylam Pharmaceuticals, Inc.; Founder and former Managing Director, Highgate LLC (consulting)	3	Pacira, Inc. (pharmaceuticals)
Linda Griego, 1947	2015	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
Sharon I. Meers, 1965	2017	Former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
Kenneth M. Simril, 1965	2016	President and CEO, SCI Ingredients Holdings, Inc. (food manufacturing)	7	None
Christopher E. Stone, 1956	2010	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government; former President, Open Society Foundations	9	None

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Anne-Marie Peterson, 1972 Co-President	2016	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	3	None
Brady L. Enright, 1967	2019	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.[7]	3	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	The Growth Fund of America

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Christopher D. Buchbinder, 1971 Co-President	2015	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Donald D. O’Neal, 1960 Co-President	1995	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[7]
Walt Burkley, 1966 Principal Executive Officer	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[7]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Brad Barrett, 1977 Senior Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Mark L. Casey, 1970 Senior Vice President	2016	Partner — Capital International Investors, Capital Research and Management Company;
Barry S. Crosthwaite, 1958 Senior Vice President	2010	Partner — Capital International Investors, Capital Research and Management Company
J. Blair Frank, 1966 Senior Vice President	2019	Partner — Capital Research Global Investors, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Carl M. Kawaja, 1964 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company [7];
		Chairman and Director, Capital Research and Management Company
Alex Popa, 1980 Senior Vice President	2020	Partner — Capital World Investors, Capital Research and Management Company
Andraz Razen, 1975 Senior Vice President	2020	Partner — Capital World Investors, Capital Research Company[7]
Martin Romo, 1967 Senior Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company;
Chairman, Principal Executive Officer and Director, Capital Research Company[7];
		Director, The Capital Group Companies, Inc.[7]
Lawrence R. Solomon, 1962 Senior Vice President	2014	Partner — Capital Research Global Investors, Capital Research and Management Company; Chairman of the Board, President and Director, Capital Management Services, Inc.[7]

See page 44 for footnotes.

The Growth Fund of America	43

Other officers (continued)6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Jacinto J. Hernandez, 1978 Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company
Julie E. Lawton, 1973 Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research Company[7]
Hong T. Le, 1978 Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company
Zarouhi M. Chavdarian, 1993 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016-2018; 2020	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Brad Barrett, J. Blair Frank, Jacinto J. Hernandez and Alex Popa, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

44	The Growth Fund of America

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Linda Griego, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

GFA

Registrant:

a) Audit Fees:
Audit	2020	234,000
	2021	123,000

b) Audit-Related Fees:
	2020	45,000
	2021	34,000

c) Tax Fees:
	2020	18,000
	2021	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	2,043,000
	2021	1,341,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	83,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	2,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $2,191,000 for fiscal year 2020 and $1,389,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: October 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: October 29, 2021

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: October 29, 2021